Property, Plant and Equipment - Composition of Assets Grouped by Major Classifications (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Cost:
Computer equipment	$ 125,874	$ 121,930
Less-accumulated depreciation and amortization	101,159	95,266
Property plant and equipment, Net	24,715	26,664	24,842
Machinery and Equipment [Member]
Cost:
Computer equipment	28,638	24,512
Leasehold improvements [Member]
Cost:
Computer equipment	39,939	37,977
Land and Building [Member]
Cost:
Computer equipment	5,928	9,602
Office Equipment and Furniture [Member]
Cost:
Computer equipment	10,028	10,074
Computer equipment [Member]
Cost:
Computer equipment	40,868	39,278
Vehicles [Member]
Cost:
Computer equipment	$ 473	$ 487